Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company considers its operating structure and the information subject to regular review by its President and Chief Executive Officer, who is the Chief Operating Decision Maker (CODM), to identify reportable operating segments. The CODM makes decisions, allocates resources and assesses performance by the following regions, which are also the Company’s four reportable operating segments: NA, AP, EMEA, and LA. The four geographic segments sell and service FSS and security systems around the globe, as well as elections, lottery and information technology solutions in Brazil other, through wholly-owned subsidiaries, majority-owned joint ventures and independent distributors in most major countries. In January 2015, the Company announced the realignment of its Brazil and LA businesses to drive greater efficiency and further improve customer service. The Company reported results from its LA and Brazil operations under one single reportable operating segment and reclassified comparative periods for consistency. The presentation of comparative periods also reflects the reclassification of certain global expenses from segment operating profit to corporate charges not allocated to segments due to the 2015 realignment activities.

Certain information not routinely used in the management of the segments, information not allocated back to the segments or information that is impractical to report is not shown. Segment operating profit is defined as revenues less expenses identifiable to the those segments. Segment operating income reconciles to consolidated income (loss) from continuing operations before income taxes by deducting corporate costs and other income or expense items that are not attributed to the segments. Further details regarding the Company's net non-routine (expense) income appear in note 18. Total assets are not allocated to segments and are not included in the assessment of segment performance and therefore are excluded from the segment information disclosed below.

The following tables represent information regarding the Company’s segment information and provides a reconciliation between segment operating profit and the consolidated income (loss) from continuing operations before income taxes for the years ended December 31:

	2015	2014	2013
Revenue summary by segment
NA	$1,094.5	$1,091.4	$1,140.2
AP	439.6	500.3	479.1
EMEA	393.1	421.2	362.2
LA	492.1	721.9	601.1
Total customer revenues	$2,419.3	$2,734.8	$2,582.6

Intersegment revenues
NA	$81.4	$68.4	$76.3
AP	99.7	85.4	99.3
EMEA	73.4	56.6	46.0
LA	0.5	0.5	—
Total intersegment revenues	$255.0	$210.9	$221.6

Segment operating profit
NA	$250.1	$266.3	$232.4
AP	63.1	66.4	62.8
EMEA	55.3	61.4	44.0
LA	37.4	68.7	41.5
Total segment operating profit	$405.9	$462.8	$380.7

Corporate charges not allocated to segments (1)	(270.8)	(296.6)	(267.8)
Impairment of assets	(18.9)	(2.1)	(72.0)
Restructuring charges	(21.2)	(11.6)	(53.2)
Net non-routine (expense) income	(36.4)	12.5	(128.0)
	(347.3)	(297.8)	(521.0)
Operating profit (loss)	58.6	165.0	(140.3)
Other income (expense)	(12.8)	(10.3)	(1.5)
Income (loss) from continuing operations before taxes	$45.8	$154.7	$(141.8)

(1)
Corporate charges not allocated to segments include headquarter based costs associated with manufacturing administration, procurement, human resources, compensation and benefits, finance and accounting, global development/engineering, global strategy/mergers and acquisitions, global information technology, tax, treasury and legal.

	2015	2014	2013
Segment depreciation and amortization expense
NA	$9.7	$8.7	$12.1
AP	6.9	7.7	7.7
EMEA	3.1	4.0	3.7
LA	6.9	12.0	11.6
Total segment depreciation and amortization expense	26.6	32.4	35.1
Corporate depreciation and amortization expense	37.4	41.0	47.3
Total depreciation and amortization expense	$64.0	$73.4	$82.4

	2015	2014	2013
Segment property, plant and equipment, at cost
NA	$110.7	$120.6	$131.0
AP	53.3	46.9	46.1
EMEA	35.2	38.2	40.7
LA	51.9	78.7	89.6
Total segment property, plant and equipment, at cost	251.1	284.4	307.4
Corporate property, plant and equipment, at cost, not allocated to segments	357.9	320.4	285.0
Total property, plant and equipment, at cost	$609.0	$604.8	$592.4

The following table presents information regarding the Company’s revenue by service and product solution:

Revenue summary by service and product solution	2015	2014	2013
Financial self-service
Services	$1,185.0	$1,219.9	$1,188.7
Products	923.7	977.3	977.7
Total financial self-service	2,108.7	2,197.2	2,166.4
Security
Services	209.3	212.9	232.1
Products	83.5	99.5	112.2
Total security	292.8	312.4	344.3
Total financial self-service & security	2,401.5	2,509.6	2,510.7
Brazil other	17.8	225.2	72.0
	$2,419.3	$2,734.8	$2,582.7

The Company had no customers that accounted for more than 10 percent of total net sales in 2015, 2014 and 2013.

Below is a summary of net sales by point of origin for the years ended December 31:

	2015	2014	2013
Net sales
United States	$1,014.3	$1,035.9	$1,105.2
Brazil	211.5	482.5	359.4
China	279.0	314.2	319.1
Other international	914.5	902.2	799.0
Total net sales	$2,419.3	$2,734.8	$2,582.7

Below is a summary of property, plant and equipment, net by geographical location as of December 31:

	2015	2014	2013
Property, plant and equipment, net
United States	$130.4	$116.5	$101.4
Brazil	12.9	17.2	20.7
Other international	32.0	32.0	35.7
Total property, plant and equipment, net	$175.3	$165.7	$157.8